UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lampe, Conway & Co. LLC

Address:  680 Fifth Avenue
          12th Floor
          New York, New York  10019

13F File Number: 028-12129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard F. Conway
Title:    Managing Member
Phone:    (212) 581-8989


Signature, Place and Date of Signing:

 /s/ Richard F. Conway          New York, New York            May 11, 2007
-----------------------     --------------------------     --------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   32


Form 13F Information Table Value Total:  $232,702.598

                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1. 028-12130 LC Capital Master Fund, Ltd.

                           FORM 13F INFORMATION TABLE
                                 March 31, 2007

COLUMN 1                      COLUMN 2  COLUMN 3   COLUMN 4             COLUMN 5         COLUMN 6    COLUMN7         COULMN 8
                              TITLE OF                VALUE        SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP       (x $1000)      PRN AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE
Affymetrix Inc                com       00826TAF5  $  2,360.495      78,500                defined      1               x
Arbinet Thexchange Inc.       com       03875P100  $  7,078.154   1,119,961                defined      1               x
Cadiz Inc                     com       127537207  $  8,213.355     322,852                defined      1               x
Catapult Communications Corp  com       149016107  $  1,192.458     122,429                defined      1               x
Clear Channel Communications  com       184502102  $  3,504.000     100,000                defined      1               x
Comsys IT Partners Inc        com       20581E104  $  7,960.000     400,000                defined      1               x
DDI Corp                      com       233162502  $  4,675.804     683,597                defined      1               x
Excel Technology Inc          com       30067T103  $  3,132.018     114,600                defined      1               x
Famous Daves Amer Inc         com       307068106  $  2,415.612     133,533                defined      1               x
NEON Communications Group In  com       64050T101  $ 26,015.683   5,604,573                defined      1               x
Helmerich & Payne Inc         com       423452101  $  2,293.704      75,600                defined      1               x
Horizon Offshore Inc          com       44043J204  $  6,439.457     445,329                defined      1               x
Hughes Communications Inc     com       444398101  $  1,189.889      24,121                defined      1               x
Ibasis Inc                    com       450732201  $ 25,973.307   2,748,274                defined      1               x
Integral Sys Md               com       45810H107  $  5,000.846     206,903                defined      1               x
James River Coal Co           com       470355207  $    813.500     108,836                defined      1               x
Mirant Corp New               com       60467R100  $ 16,772.490     414,545                defined      1               x
Neurometrix Inc               com       641255104  $    225.000      18,000                defined      1               x
Palm Inc New                  com       696643105  $  2,418.542     133,400                defined      1               x
Particle Drilling Technology  com       70212G101  $  7,135.920   1,734,300                defined      1               x
Quadramed Corp                com       74730W101  $  3,547.072   1,166,800                defined      1               x
RCN Technologies Inc          com new   749361200  $ 15,929.505     623,464                defined      1               x
Silicon Graphics Inc          com new   827056300  $ 16,742.197     555,481                defined      1               x
TRM Corp                      com       87263105   $    254.362      91,169                defined      1               x
U S G Corp                    com new   903293405  $ 42,176.640     903,527                defined      1               x
VendingData Corporation       com new   92261Q202  $  5,926.273   2,484,848                defined      1               x
Viropharma Inc                com       928241108  $  1,972.895     137,484                defined      1               x
Walter Inds Inc               com       93317Q105  $  6,187.500     250,000                defined      1               x
                                                   $227,546.678





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